Financial instruments (Details 12) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosures of financials instrument [Abstract]
Assignments and Participations	$ 77,400	$ 157,242	$ 92,438
Gains	$ 181	$ 730	$ 422